Retirement and Deferred Compensation Plans - Amounts Recognized in Accumulated Other Comprehensive Loss (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
United States Plans
Defined Benefit Plan Disclosure [Line Items]
Net loss	$ 13.0	$ 11.8
Prior service cost	0.0	0.0
Total	13.0	11.8
Non-United States Plans
Defined Benefit Plan Disclosure [Line Items]
Net loss	32.7	15.9
Prior service cost	4.7	4.9
Total	$ 37.4	$ 20.8